Annual Total Returns - Fidelity Freedom Blend 2060 Fund [BarChart] - 03.31 Fidelity Freedom Blend Funds - Class K Combo Pro-06 - Fidelity Freedom Blend 2060 Fund	Aug. 03, 2022
Bar Chart Table:
Annual Return, Inception Date	Aug. 31, 2018
Fidelity Freedom Blend 2060 Fund- Class K
Bar Chart Table:
Annual Return 2019	26.54%
Annual Return 2020	17.86%
Annual Return 2021	16.32%